INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 3,385,383	$ 553,924
Less: Accumulated amortization	(39,964)
Intangible assets, net	3,345,419	553,924
Amortization expenses	37,178
Capitalized software development cost
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,948,008	$ 553,924
Distribution channel
INTANGIBLE ASSETS, NET
Intangible assets, gross	970,424
Technology
INTANGIBLE ASSETS, NET
Intangible assets, gross	462,818
Other
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 4,133